Vessels under construction	9 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Vessels under construction

4.    Vessels under construction

Vessels under construction is $371,692 as of December 31, 2013. Substantially all of this amount relates to initial installments paid on 54 of our newbuilding contracts.

As of March 27, 2014, we had contracts to acquire 79 newbuilding drybulk carriers, including 28 Ultramax vessels with carrying capacities between 60,200 and 64,000 dwt, 23 Kamsarmax vessels with carrying capacities between 81,600 and 84,000 dwt and 28 Capesize vessels with carrying capacities of 180,000 dwt. The aggregate purchase price of these 79 newbuildings is approximately $3,071,470 of which we have paid $371,582 through December 31, 2013. A summary of our vessels under construction is as follows:

Vessels Under Construction

		Expected
	Vessel Name	Delivery (1)	DWT	Shipyard
	Capesize Vessels
1	SBI Puro	Q1-15	180,000	Shanghai Waigaoqiao Shipbuilding Co., Ltd.
2	SBI Valrico	Q2-15	180,000	Shanghai Waigaoqiao Shipbuilding Co., Ltd.
3	SBI Maduro	Q3-15	180,000	Shanghai Waigaoqiao Shipbuilding Co., Ltd.
4	SBI Belicoso	Q4-15	180,000	Shanghai Waigaoqiao Shipbuilding Co., Ltd.
5	SBI Corona	Q1-16	180,000	Shanghai Waigaoqiao Shipbuilding Co., Ltd.
6	SBI Diadema	Q2-16	180,000	Shanghai Waigaoqiao Shipbuilding Co., Ltd.
7	SBI Estupendo	Q3-16	180,000	Shanghai Waigaoqiao Shipbuilding Co., Ltd.
8	SBI Montesino	Q2-15	180,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
9	SBI Magnum	Q3-15	180,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
10	SBI Montecristo	Q3-15	180,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
11	SBI Aroma	Q3-15	180,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
12	SBI Cohiba	Q4-15	180,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
13	SBI Habano	Q4-15	180,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
14	SBI Lonsdale	Q1-16	180,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
15	SBI Partagas	Q1-16	180,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
16	SBI Parejo	Q2-16	180,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
17	SBI Toro	Q2-16	180,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
18	SBI Tuscamina	Q2-16	180,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
19	SBI Camacho	Q2-15	180,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
20	SBI Churchill	Q4-15	180,000	Daewoo Mangalia Heavy Industries S.A.
21	SBI Perfecto	Q1-16	180,000	Daewoo Mangalia Heavy Industries S.A.
22	SBI Presidente	Q4-15	180,000	Daewoo Mangalia Heavy Industries S.A.
23	SBI Panatela	Q1-16	180,000	Daewoo Mangalia Heavy Industries S.A.
24	SBI Robusto	Q2-16	180,000	Daewoo Mangalia Heavy Industries S.A.
25	SBI Behike	Q3-15	180,000	Daehan Shipbuilding Co., Ltd.
26	SBI Monterray	Q4-15	180,000	Daehan Shipbuilding Co., Ltd.
27	SBI Macanudo	Q4-15	180,000	Daehan Shipbuilding Co., Ltd.
28	SBI Cuaba	Q1-16	180,000	Daehan Shipbuilding Co., Ltd.
	Capesize NB DWT		5,040,000

	Kamsarmax Vessels

1	SBI Cakewalk	Q2-14	82,000	Shanghai Waigaoqiao Shipbuilding Co., Ltd.
2	SBI Charleston	Q3-14	82,000	Shanghai Waigaoqiao Shipbuilding Co., Ltd.
3	SBI Samba	Q1-15	84,000	Imabari Shipbuilding Co., Ltd.
4	SBI Rumba	Q3-15	84,000	Imabari Shipbuilding Co., Ltd.
5	SBI Electra	Q3-15	82,000	Jiangsu Yangzijiang Shipbuilding Co., Ltd.
6	SBI Flamenco	Q3-15	82,000	Jiangsu Yangzijiang Shipbuilding Co., Ltd.
7	SBI Rock	Q4-15	82,000	Jiangsu Yangzijiang Shipbuilding Co., Ltd.
8	SBI Twist	Q1-16	82,000	Jiangsu Yangzijiang Shipbuilding Co., Ltd.
9	SBI Salsa	Q3-15	81,600	Tsuneishi Group (Zhoushan) Shipbuilding Inc.
10	SBI Merengue	Q1-16	81,600	Tsuneishi Group (Zhoushan) Shipbuilding Inc.
11	SBI Capoeira	Q3-15	82,000	Hudong-Zhonghua (Group) Co., Ltd.
12	SBI Conga	Q3-15	82,000	Hudong-Zhonghua (Group) Co., Ltd.
13	SBI Bolero	Q3-15	82,000	Hudong-Zhonghua (Group) Co., Ltd.
14	SBI Carioca	Q4-15	82,000	Hudong-Zhonghua (Group) Co., Ltd.
15	SBI Sousta	Q4-15	82,000	Hudong-Zhonghua (Group) Co., Ltd.
16	SBI Reggae	Q1-16	82,000	Hudong-Zhonghua (Group) Co., Ltd.
17	SBI Lambada	Q1-16	82,000	Hudong-Zhonghua (Group) Co., Ltd.
18	SBI Zumba	Q1-16	82,000	Hudong-Zhonghua (Group) Co., Ltd.
19	SBI Macerena	Q2-16	82,000	Hudong-Zhonghua (Group) Co., Ltd.
20	SBI Swing	Q3-16	82,000	Hudong-Zhonghua (Group) Co., Ltd.
21	SBI Jive	Q3-16	82,000	Hudong-Zhonghua (Group) Co., Ltd.
22	SBI Parapara	Q2-16	82,000	Hudong-Zhonghua (Group) Co., Ltd.
23	SBI Mazurka	Q2-16	82,000	Hudong-Zhonghua (Group) Co., Ltd.
	Kamsarmax NB DWT		1,889,200

	Ultramax Vessels

1	SBI Echo	Q3-15	61,000	Imabari Shipbuilding Co., Ltd.
2	SBI Cronos	Q1-16	61,000	Imabari Shipbuilding Co., Ltd.
3	SBI Tango	Q4-15	61,000	Imabari Shipbuilding Co., Ltd.
4	SBI Hermes	Q1-16	61,000	Imabari Shipbuilding Co., Ltd.
5	SBI Hera	Q2-16	60,200	Mitsui Engineering & Shipbuilding Co., Ltd.
6	SBI Zeus	Q2-16	60,200	Mitsui Engineering & Shipbuilding Co., Ltd.
7	SBI Poseidon	Q3-16	60,200	Mitsui Engineering & Shipbuilding Co., Ltd.
8	SBI Apollo	Q3-16	60,200	Mitsui Engineering & Shipbuilding Co., Ltd.
9	SBI Bravo	Q1-15	61,000	Nantong COSCO KHI Ship Engineering Co. Ltd.
10	SBI Antares	Q1-15	61,000	Nantong COSCO KHI Ship Engineering Co. Ltd.
11	SBI Maia	Q3-15	61,000	Nantong COSCO KHI Ship Engineering Co. Ltd.
12	SBI Hydra	Q3-15	61,000	Nantong COSCO KHI Ship Engineering Co. Ltd.
13	SBI Hyperion	Q2-16	61,000	Nantong COSCO KHI Ship Engineering Co. Ltd.
14	SBI Tethys	Q2-16	61,000	Nantong COSCO KHI Ship Engineering Co. Ltd.
15	SBI Leo	Q2-15	61,000	Dalian COSCO KHI Ship Engineering Co. Ltd.
16	SBI Lyra	Q3-15	61,000	Dalian COSCO KHI Ship Engineering Co. Ltd.
17	SBI Subaru	Q3-15	61,000	Dalian COSCO KHI Ship Engineering Co. Ltd.
18	SBI Ursa	Q4-15	61,000	Dalian COSCO KHI Ship Engineering Co. Ltd.
19	SBI Athena	Q1-15	64,000	Chengxi Shipyard Co. Ltd.
20	SBI Pegasus	Q3-15	64,000	Chengxi Shipyard Co. Ltd.
21	SBI Orion	Q4-15	64,000	Chengxi Shipyard Co. Ltd.
22	SBI Thalia	Q4-15	64,000	Chengxi Shipyard Co. Ltd.
23	SBI Hercules	Q1-16	64,000	Chengxi Shipyard Co. Ltd.
24	SBI Kratos	Q2-16	64,000	Chengxi Shipyard Co. Ltd.
25	SBI Perseus	Q2-16	64,000	Chengxi Shipyard Co. Ltd.
26	SBI Samson	Q2-16	64,000	Chengxi Shipyard Co. Ltd.
27	SBI Phoebe	Q2-16	64,000	Chengxi Shipyard Co. Ltd.
28	SBI Phoenix	Q3-16	64,000	Chengxi Shipyard Co. Ltd.
	Ultramax NB DWT		1,734,800

	Total Newbuild DWT		8,664,000

(1)	Expected delivery date relates to quarter during which each vessel is currently expected to be delivered from the shipyard.